Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes Tables
Income taxes
in € thousand	2015	2016	2017

Loss before taxes	(4,917)	(8,939)	(24,238)
Tax benefits at tax rate of 30.5%/31.2%	1,501	2,729	7,560
Tax losses for which no deferred tax asset was recognized	(1,501)	(2,729)	(7,560)
Income taxes	0	0	0